Contents of Significant Accounts - Operating Costs and Expenses - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022
Bottom of range [member]
Disclosure Of Operating Costs And Expenses [Line Items]
Allocated profit percentage for employees' compensation	5.00%
Top of range [member]
Disclosure Of Operating Costs And Expenses [Line Items]
Allocated profit percentage for directors' compensation	0.20%